FAIR VALUE MEASUREMENTS - Subsequent Measurement (Details) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, Beginning period		$ 3,452,400	$ 1,972,800
Fair value, End period	$ 1,972,800	12,330,000	3,452,400
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, Beginning period		3,452,400	1,972,800
Initial measurement on October 22, 2019 (IPO)	1,356,300
Change in valuation inputs or other assumptions	616,500	8,877,600	1,479,600
Fair value, End period	$ 1,972,800	$ 12,330,000	$ 3,452,400